T. ROWE PRICE U.S. EQUITY RESEARCH ETF

September 30, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 12.1%
Diversified Telecommunication Services 0.7%
AT&T	2,899	78
Verizon Communications	1,187	64
		142
Entertainment 1.8%
Electronic Arts	287	41
Netflix (1)	296	181
Playtika Holding (1)	704	19
Walt Disney (1)	623	105
		346
Interactive Media & Services 7.5%
Alphabet, Class A (1)	135	361
Alphabet, Class C (1)	216	576
Facebook, Class A (1)	1,547	525
		1,462
Media 1.8%
Charter Communications, Class A (1)	114	83
Comcast, Class A	3,653	204
DISH Network, Class A (1)	115	5
Liberty Broadband, Class C (1)	325	56
		348
Wireless Telecommunication Services 0.3%
T-Mobile US (1)	411	53
		53
Total Communication Services		2,351
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.3%
Aptiv (1)	254	38
Magna International	358	27
		65
Automobiles 1.1%
Ferrari NV	216	45
General Motors (1)	400	21
Tesla (1)	203	158
		224
Hotels Restaurants & Leisure 2.4%
Airbnb, Class A (1)	30	5
Booking Holdings (1)	30	71
Chipotle Mexican Grill (1)	33	60
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Hilton Worldwide Holdings (1)	334	44
Las Vegas Sands (1)	334	12
Marriott International, Class A (1)	350	52
McDonald's	323	78
MGM Resorts International	698	30
Starbucks	841	93
Wynn Resorts (1)	159	13
		458
Household Durables 0.1%
NVR (1)	5	24
		24
Internet & Direct Marketing Retail 4.2%
Amazon.com (1)	244	801
DoorDash, Class A (1)	49	10
		811
Multiline Retail 0.3%
Dollar General	193	41
Dollar Tree (1)	199	19
		60
Specialty Retail 2.7%
AutoZone (1)	16	27
Burlington Stores (1)	150	43
CarMax (1)	100	13
Home Depot	624	205
Lowe's	315	64
O'Reilly Automotive (1)	94	57
Ross Stores	496	54
TJX	509	34
Ulta Beauty (1)	76	27
		524
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica (1)	85	35
NIKE, Class B	829	120
VF	164	11
		166
Total Consumer Discretionary		2,332
CONSUMER STAPLES 5.5%
Beverages 1.7%
Coca-Cola	2,555	134
Keurig Dr Pepper	1,238	42
Monster Beverage (1)	468	42
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
PepsiCo	702	106
		324
Food & Staples Retailing 0.9%
Costco Wholesale	263	118
Walmart	366	51
		169
Food Products 0.7%
Conagra Brands	487	16
Darling Ingredients (1)	106	8
Mondelez International	1,404	82
Tyson Foods, Class A	403	32
		138
Household Products 1.2%
Colgate-Palmolive	274	21
Kimberly-Clark	322	43
Procter & Gamble	1,242	173
		237
Personal Products 0.2%
Estee Lauder, Class A	154	46
		46
Tobacco 0.8%
Altria Group	1,063	48
Philip Morris International	1,051	100
		148
Total Consumer Staples		1,062
ENERGY 2.4%
Energy Equipment & Services 0.3%
Halliburton	2,531	55
		55
Oil, Gas & Consumable Fuels 2.1%
Chevron	620	63
ConocoPhillips	1,829	124
Devon Energy	392	14
EOG Resources	787	63
Exxon Mobil	1,086	64
Hess	76	6
Marathon Petroleum	463	28
TotalEnergies, ADR	1,091	52
		414
Total Energy		469
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 12.3%
Banks 5.4%
Bank of America	6,018	255
Citigroup	540	38
Citizens Financial Group	1,085	51
Fifth Third Bancorp	2,822	120
Huntington Bancshares	6,373	98
JPMorgan Chase & Co.	487	80
PNC Financial Services Group	435	85
Signature Bank	167	45
Wells Fargo & Co.	5,876	273
		1,045
Capital Markets 3.2%
Apollo Global Management, Class A	217	13
Bank of New York Mellon	440	23
Cboe Global Markets	263	33
Charles Schwab	1,309	95
CME Group	429	83
Goldman Sachs Group	306	116
Intercontinental Exchange	569	65
Invesco	252	6
KKR & Co.	551	34
MarketAxess Holdings	35	15
Morgan Stanley	807	78
Raymond James Financial	37	3
S&P Global	24	10
State Street	349	30
Tradeweb Markets, Class A	120	10
		614
Consumer Finance 0.0%
Capital One Financial	61	10
		10
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (1)	772	211
Equitable Holdings	1,641	49
Voya Financial	200	12
		272
Insurance 2.3%
American International Group	1,885	104
Assurant	217	34
Chubb	490	85
Hartford Financial Services Group	1,010	71
Marsh & McLennan	240	36
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
MetLife	860	53
Progressive	160	15
RenaissanceRe Holdings	333	46
		444
Total Financials		2,385
HEALTH CARE 12.7%
Biotechnology 2.2%
AbbVie	1,892	204
Amgen	302	64
Biogen (1)	193	55
Incyte (1)	212	15
Moderna (1)	110	42
Regeneron Pharmaceuticals (1)	30	18
Seagen (1)	118	20
Vertex Pharmaceuticals (1)	71	13
		431
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	598	71
Becton Dickinson & Co.	469	115
Cooper	19	8
Danaher	359	109
Hologic (1)	436	32
Intuitive Surgical (1)	164	163
Medtronic	211	27
Stryker	292	77
		602
Health Care Providers & Services 2.6%
Anthem	175	65
Centene (1)	637	40
Cigna	198	40
CVS Health	520	44
HCA Healthcare	176	43
Humana	132	51
McKesson	40	8
UnitedHealth Group	553	216
		507
Life Sciences Tools & Services 1.2%
Agilent Technologies	474	74
Thermo Fisher Scientific	269	154
		228
Pharmaceuticals 3.6%
AstraZeneca, ADR	1,567	94
Bristol-Myers Squibb	160	9
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Elanco Animal Health (1)	1,980	63
Eli Lilly & Co.	860	199
Johnson & Johnson	790	128
Merck & Co.	834	63
Sanofi, ADR	1,146	55
Zoetis	456	88
		699
Total Health Care		2,467
INDUSTRIALS & BUSINESS SERVICES 7.4%
Aerospace & Defense 1.1%
Boeing (1)	331	73
L3Harris Technologies	251	55
Raytheon Technologies	100	9
Textron	847	59
TransDigm Group (1)	18	11
		207
Air Freight & Logistics 1.0%
FedEx	303	67
United Parcel Service, Class B	644	117
		184
Airlines 0.2%
Southwest Airlines (1)	500	26
United Airlines Holdings (1)	409	19
		45
Building Products 0.0%
Johnson Controls International	29	2
		2
Commercial Services & Supplies 0.3%
Waste Connections	440	55
		55
Industrial Conglomerates 2.0%
3M	400	70
General Electric	1,646	169
Honeywell International	333	71
Roper Technologies	172	77
		387
Machinery 1.8%
Cummins	346	78
Flowserve	437	15
Fortive	808	57
Ingersoll Rand (1)	713	36
Otis Worldwide	690	57
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
PACCAR	915	72
Parker-Hannifin	136	38
Snap-on	30	6
		359
Professional Services 0.4%
Clarivate (1)	577	13
CoStar Group (1)	178	15
Equifax	38	10
Leidos Holdings	394	38
		76
Road & Rail 0.6%
Canadian Pacific Railway	300	19
CSX	1,740	52
JB Hunt Transport Services	38	6
Norfolk Southern	199	48
		125
Trading Companies & Distributors 0.0%
United Rentals (1)	20	7
		7
Total Industrials & Business Services		1,447
INFORMATION TECHNOLOGY 27.6%
Communications Equipment 0.9%
Cisco Systems	2,522	138
Motorola Solutions	199	46
		184
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A	1,273	93
CDW	172	31
Keysight Technologies (1)	53	9
Teledyne Technologies (1)	128	55
Trimble (1)	282	23
		211
IT Services 5.7%
Accenture, Class A	422	135
Cognizant Technology Solutions, Class A	734	54
Fidelity National Information Services	738	90
Fiserv (1)	1,643	178
FleetCor Technologies (1)	355	93
Global Payments	707	111
Mastercard, Class A	434	151
VeriSign (1)	194	40
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Visa, Class A	1,197	267
		1,119
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices (1)	1,289	133
Analog Devices	205	34
Applied Materials	112	14
Broadcom	236	115
Lam Research	14	8
Marvell Technology	21	1
Microchip Technology	255	39
NVIDIA	1,096	227
QUALCOMM	907	117
Texas Instruments	1,128	217
Xilinx	581	88
		993
Software 8.8%
Citrix Systems	439	47
Fortinet (1)	46	13
Intuit	183	99
Microsoft	4,163	1,174
NortonLifeLock	2,139	54
salesforce.com (1)	857	232
Workday (1)	174	44
Zoom Video Communications, Class A (1)	178	47
		1,710
Technology Hardware, Storage & Peripherals 6.0%
Apple	8,187	1,158
		1,158
Total Information Technology		5,375
MATERIALS 2.6%
Chemicals 1.5%
Albemarle	56	12
CF Industries Holdings	191	11
International Flavors & Fragrances	160	21
Linde	404	119
PPG Industries	28	4
RPM International	302	23
Sherwin-Williams	375	105
		295
Construction Materials 0.2%
Vulcan Materials	259	44
		44
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Containers & Packaging 0.9%
Ball	719	65
International Paper	435	24
Packaging of America	143	20
Sealed Air	854	47
WestRock	278	14
		170
Paper & Forest Products 0.0%
West Fraser Timber	50	4
		4
Total Materials		513
REAL ESTATE 2.3%
Equity Real Estate Investment Trusts 2.2%
Alexandria Real Estate Equities, REIT	102	19
American Tower, REIT	292	78
Apartment Income, REIT	67	3
AvalonBay Communities, REIT	154	34
Camden Property Trust, REIT	167	25
Equinix, REIT	74	58
Equity LifeStyle Properties, REIT	123	10
Equity Residential, REIT	277	22
Essex Property Trust, REIT	60	19
Prologis, REIT	638	80
Public Storage, REIT	20	6
SBA Communications, REIT	14	5
Simon Property Group, REIT	110	14
Sun Communities, REIT	40	7
Welltower, REIT	540	45
Weyerhaeuser, REIT	159	6
		431
Real Estate Management & Development 0.1%
Opendoor Technologies, Class A (1)	627	13
		13
Total Real Estate		444
UTILITIES 2.7%
Electric Utilities 1.2%
Entergy	25	2
Evergy	67	4
Eversource Energy	522	43
NextEra Energy	1,156	91
Southern	1,246	77
Xcel Energy	200	13
		230
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Gas Utilities 0.0%
Atmos Energy	58	5
		5
Multi-Utilities 1.5%
Ameren	853	69
CMS Energy	412	24
Dominion Energy	1,064	78
Public Service Enterprise Group	389	24
Sempra Energy	646	82
WEC Energy Group	251	22
		299
Total Utilities		534
Total Common Stocks (Cost $19,137)		19,379
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.03% (2)	74,177	74
Total Short-Term Investments (Cost $74)		74
Total Investments in Securities 100.0% of Net Assets (Cost $19,211)		$19,453
Other Assets Less Liabilities 0.0%		9
Net Assets 100.0%		$19,462

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Equity Research ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF967-054Q3
09/2021